Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	13 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Feb. 22, 2011 Stock Repurchase Program [Member]	Feb. 22, 2011 Stock Repurchase Program [Member]	Dec. 31, 2010 Thames Bankruptcy [Member] mw
Subsequent Event [Line Items]
Stock Repurchase Plan Amount Authorized Total	$ 500	$ 400
Acquisition of treasury stock (shares)	8,382,825	10,691,267	1,026,610	9,409,435
Treasury Stock Value Acquired Cost Method Excluding Commissions	99	143	13	112
Treasury Stock Acquired Average Cost Per Share	$ 11.86	$ 13.41		$ 11.92
Stock Repurchase Plan Amount Remaining Total	$ 401		$ 388	$ 388
Generation Capacity Mega Watts					208